UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


         Report for the Calendar Year or Quarter Ended: March 31, 2013


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:            Antipodean Advisors LLC

Address:         499 Park Avenue
                 21st Floor
                 New York, NY 10022


13F File Number: 028-14220

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Kevin Johnson
Title:  Chief Financial Officer
Phone:  212-339-5202


Signature, Place and Date of Signing:


/s/ Kevin Johnson                  New York, NY                  May 14, 2013
-------------------            --------------------            -----------------
     [Signature]                  [City, State]                     [Date]

Report Type: (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   29

Form 13F Information Table Value Total:  $961,114
                                        (thousands)




List of Other Managers Reporting for this Manager:


No.         Form 13F File Number          Name
---         --------------------          ----
1           028-14222                     Antipodean Domestic Partners, LP

                                                     FORM 13F INFORMATION TABLE




COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4      COLUMN 5           COLUMN 6    COLUMN 7       COLUMN 8
--------------                --------------  ---------  -------- -------------------  -------------- -------- ---------------------
                                                         VALUE     SHS OR    SH/ PUT/    INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN CALL    DISCRETION    MGRS      SOLE    SHARED NONE
--------------                --------------  ---------  -------- ---------  --- ----  -------------- -------- --------- ------ ----
ALEXION PHARMACEUTICALS INC   COM             015351109   28,692    311,400  SH        SHARED-DEFINED    1       311,400
ALLSCRIPTS HEALTHCARE SOLUTN  COM             01988P108    1,652    121,552  SH        SHARED-DEFINED    1       121,552
BLOCK H & R INC               COM             093671105  171,315  5,823,077  SH        SHARED-DEFINED    1     5,823,077
BOEING CO                     COM             097023105   35,885    418,000  SH        SHARED-DEFINED    1       418,000
BOISE CASCADE CO DEL          COM             09739D100    1,697     50,000  SH        SHARED-DEFINED    1        50,000
CARTER INC                    COM             146229109   51,829    905,000  SH        SHARED-DEFINED    1       905,000
CEMEX SAB DE CV               SPON ADR NEW    151290889   62,562  5,123,800  SH        SHARED-DEFINED    1     5,123,800
CHARTER COMMUNICATIONS INC D  CL A NEW        16117M305   48,652    467,000  SH        SHARED-DEFINED    1       467,000
CIT GROUP INC                 COM NEW         125581801    9,609    221,000  SH        SHARED-DEFINED    1       221,000
COLFAX CORP                   COM             194014106   10,688    229,658  SH        SHARED-DEFINED    1       229,658
DANAHER CORP DEL              COM             235851102   49,906    803,000  SH        SHARED-DEFINED    1       803,000
EAGLE MATERIALS INC           COM             26969P108    4,711     70,700  SH        SHARED-DEFINED    1        70,700
ELAN PLC                      ADR             284131208   18,774  1,591,000  SH        SHARED-DEFINED    1     1,591,000
EQUINIX INC                   COM NEW         29444U502   25,463    117,717  SH        SHARED-DEFINED    1       117,717
FEDERATED INVS INC PA         CL B            314211103    5,444    230,000  SH        SHARED-DEFINED    1       230,000
FRANCESCAS HLDGS CORP         COM             351793104   18,707    651,361  SH        SHARED-DEFINED    1       651,361
GRACE W R & CO DEL NEW        COM             38388F108   10,154    131,000  SH        SHARED-DEFINED    1       131,000
INTUITIVE SURGICAL INC        COM NEW         46120E602   77,439    157,656  SH        SHARED-DEFINED    1       157,656
MICHAEL KORS HLDGS LTD        SHS             G60754101   53,791    947,190  SH        SHARED-DEFINED    1       947,190
MONDELEZ INTL INC             CL A            609207105   29,850    975,000  SH        SHARED-DEFINED    1       975,000
MOODYS CORP                   COM             615369105   36,000    675,171  SH        SHARED-DEFINED    1       675,171
RESEARCH IN MOTION LTD        COM             760975102    9,448    654,100  SH        SHARED-DEFINED    1       654,100
SIX FLAGS ENTMT CORP NEW      COM             83001A102   32,616    450,000  SH        SHARED-DEFINED    1       450,000
SYNOVUS FINL CORP             COM             87161C105   14,930  5,390,000  SH        SHARED-DEFINED    1     5,390,000
UNIVERSAL DISPLAY CORP        COM             91347P105    9,918    337,000  SH        SHARED-DEFINED    1       337,000
UNIVERSAL HLTH SVCS INC       CL B            913903100   30,530    478,000  SH        SHARED-DEFINED    1       478,000
VALEANT PHARMACEUTICALS INTL  COM             91911K102   52,964    706,000  SH        SHARED-DEFINED    1       706,000
VISA INC                      COM CL A        92826C839   29,892    176,000  SH        SHARED-DEFINED    1       176,000
WORKDAY INC                   CL A            98138H101   27,994    454,230  SH        SHARED-DEFINED    1       454,230






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